OPERATING COSTS	12 Months Ended
Dec. 31, 2025
Operating Costs [Abstract]
OPERATING COSTS	OPERATING COSTS

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Cost of equipment sales	17	2,496	2,540
Merchandise for resale	17	241	209
Goods and services purchased		6,564	5,930
Employee salaries, benefits, and stock-based compensation		2,591	2,308

Total operating costs		11,892	10,987